Related Party Transactions - Summary of Disclosure of Information about Key Management Personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Short term employee benefits	€ 14,459	€ 9,208	€ 5,388
Restricted Stock Units ("RSUs") Awards	3,634	3,267	1,487
Key management personnel compensation	€ 18,093	€ 12,475	€ 6,875